Derivative Instruments - Additional Information (Detail) - Interest rate swaps and cross currency swaps [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value liability	$ 360.6	$ 303.8
Restricted cash	$ 60.5	$ 46.8